Income Taxes - Schedule of Tax Impact on Deferred Tax Asset and Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current deferred tax asset:
Tax losses	¥ 19,552	$ 3,005	¥ 19,285
Valuation allowances	(19,552)	(3,005)	(19,285)	$ (2,964)	¥ (18,484)
Current deferred tax asset, net	¥ 0	$ 0	¥ 0